Equity Shares	12 Months Ended
Mar. 31, 2022
Equity shares [Abstract]
Equity shares

16. Equity shares

Equity shares

Equity shares have a par value of US$0.000625 per share at APGL. There is no limit on the number of equity shares authorized. As of March 31, 2021, and 2022, there were 48,195,962 and 64,161,490 equity shares issued and outstanding.

	As of March 31,
	2021	2021	2022	2022
	Number of shares	INR in thousands	Number of shares	INR in thousands
Issued:
Outstanding and fully paid:
Equity shares of US$0.000625 par value each
Beginning balance	47,650,750	2,065	48,195,962	2,090
Issuance of new shares (1)	-	-	15,828,917	741
Exercise of ESOPs (2)	545,212	25	136,611	6
Ending balance	48,195,962	2,090	64,161,490	2,837

(1)	During the current year, the Company’s has raised proceeds of INR 18,621 million (US$245.4 million) net of issuance expenses through its Rights offering and has issued 15,828,917 equity shares (par value $0.000625 per share) at US$15.79 per share. These proceeds from the rights offering have been invested in subsidiaries and are utilised for repayment of existing corporate borrowings.
(2)	Refer Note 21 for details of ESOPs exercised during the year.

Accumulated other comprehensive loss

The following represents the changes and balances to the components of accumulated other comprehensive loss:

	Foreign currency translation, net of taxes	Cashflow Hedge, net of taxes	Total accumulated other comprehensive loss, net of taxes
	(INR)	(INR)	(INR)

Balance as of March 31, 2020	(7,682)	5,745	(1,937)
Adjustments during the year	1,600	(635)	965
Balance as of March 31, 2021	(6,082)	5,110	(972)
Adjustments during the year	2,943	(4,474)	(1,531)
Balance as of March 31, 2022	(3,139)	636	(2,503)
Balance as of March 31, 2022 ((US$) (Note 2(d))	(41.4)	8.4	(33.0)